Note 11 - Debt - Scheduled Principal Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026	$ 0
2027	0
2028	197,500
Total long-term debt	197,500
Less: Current maturities of long-term debt	0
Noncurrent portion of long-term debt	$ 197,500